CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS	12 Months Ended
Dec. 31, 2025
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

3.CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS

The preparation of consolidated financial statements in accordance with IFRS requires the use of certain critical accounting estimates and judgements that affect the amounts reported. It also requires management to exercise judgement in applying the Company’s accounting policies. These judgements and estimates are based on management’s best knowledge of the relevant facts and circumstances taking into account previous experience. Although the Company regularly reviews the estimates and judgements made that affect these financial statements, actual results may be materially different.

The following is a list of the accounting judgements and estimates that the Company believes are critical, due to the degree of uncertainty regarding the estimates or assumptions involved and the magnitude of the asset, liabilities, revenue or expense being reported. Actual results may differ from these estimates.

A.Mineral property impairment reviews and impairment adjustments

At each reporting date, the Company assesses whether there is an indicator that its mineral properties may be impaired. Judgement is applied in identifying whether or not an indicator exists. Impairment indicators exist when facts and circumstances suggest that the carrying amount of a mineral property may exceed its recoverable amount. Both internal and external sources of information are considered when determining the presence of an impairment indicator or an indicator of reversal of a previous impairment. Judgement is required when identifying indicators of impairment which include results from exploration programs during the reporting period, a decline in the reserves and resources by property, and events or changes to the operations such as: a) unfavourable changes in the property or project economics; b) environmental restrictions on development; c) the period for which the Company has the right to explore in the specific area has expired or will expire in the next 12 months and is not expected to be renewed; and d) substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned. Judgement is also required when considering whether significant positive changes in any of these items indicate a previous impairment may have reversed.

When an indicator is identified, the Company determines the recoverable amount of the property, which is the higher of an asset’s fair value less costs of disposal or value in use. An impairment loss is recognized if the carrying value exceeds the recoverable amount. The recoverable amount of a mineral property may be determined by reference to estimated future operating results and discounted net cash flows, current market valuations of similar properties or a combination of the above. In undertaking this review, management of the Company is required to make significant estimates of, amongst other things: reserve and resource amounts, future production and sale volumes, forecast commodity prices, future operating, capital and reclamation costs to the end of the mine’s life and current market valuations from observable market data which may not be directly comparable. These estimates are subject to various risks and uncertainties, which may ultimately have an effect on the expected recoverable amount of a specific mineral property asset. Changes in these estimates could have a material impact on the carrying value of the mineral property amounts and the impairment losses recognized.

B.Reclamation obligations

Asset retirement obligations are recorded as a liability when the asset is initially constructed, or a constructive or legal obligation exists. The valuation of the liability typically involves identifying costs to be incurred in the future and discounting them to the present using an appropriate discount rate for the liability. The determination of future costs involves a number of estimates relating to timing, type of costs, mine closure plans, and review of potential methods and technical advancements. Furthermore, due to uncertainties concerning environmental remediation, the ultimate cost of the Company’s decommissioning liability could differ materially from amounts provided. The estimate of the Company’s obligation is subject to change due to amendments to applicable laws and regulations and as new information concerning the Company’s operations becomes available. The Company is not able to determine the impact on its financial position, if any, of environmental laws and regulations that may be enacted in the future.

C.Note conversion, redemption feature and capped call options

The Company measures the fair value of the Convertible Notes’ conversion and redemption embedded derivatives using a Partial Differential Equation valuation model. Additionally, the make-whole provision within the Convertible Notes was valued using a Monte Carlo valuation model. Key assumptions into the model include the Company’s volatility risk and credit spread. Other key inputs in the model include the Company’s share price, risk-free rate and trading price of the Convertible Notes. The Company measures the fair value of the Capped Call options using a Monte Carlo simulation. Key assumptions into the model include strike and cap price of the option, the Company’s share price, the Company’s volatility rate and credit spread of the issuers of the options. Changes to these inputs and assumptions could have a significant impact on the measurement of the instruments. There is significant estimation uncertainty with respect to the application of the key assumptions in determining the fair value of the Convertible Notes and Capped Calls. The initial valuation of the Capped Calls resulted in a difference between the transaction price and the fair value on initial recognition of $19,143,000. In the Company’s judgement, the fair value of the capped calls was equal to the transaction price which was agreed between Denison and the parties and the difference between the transaction price and the valuation calculated using the Monte Carlo model was deemed to be due to unobservable inputs. As such, the difference was deferred and will be amortized over the contractual life of the options.